MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

                   Supplement to Current Prospectus Supplement


Effective immediately, the first two paragraphs of the portion of the prospectus supplement entitled "Linking Accounts for LOI and ROA" have been restated as follows:

     Linking Accounts for LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA as described above, you may combine the value of your current purchase of shares of an MFS fund (or MFS Fixed Fund) with the value of existing accounts held with the MFS funds by you, your spouse (or legal equivalent under applicable state law), and your children under the age of 21.

     Eligible accounts that you may link under a LOI and ROA may include:

     o    Individual accounts;
     o    Joint accounts;
     o Trust accounts of which you, your spouse or child under the age of 21 is the grantor;
     o    MFS 529 College  Savings Plan accounts;
     o    Certain Single Participant Retirement Plan accounts;
     o    Certain Individual Retirement Accounts;
     o    UGMA/UTMA Accounts; and
     o Accounts held in the name of your financial intermediary on your behalf.



                  The date of this supplement is April 1, 2006.